Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued salaries, wages and employee benefits	$ 2,407	$ 2,074
Service and warranty accruals	734	754
Interest payable	608	637
Litigation and contract matters	502	461
Income taxes payable	928	460
Accrued property, sales and use taxes	320	277
Canadian government settlement - current portion	0	34
Accrued restructuring costs	208	249
Accrued workers compensation	157	142
Liabilities held for sale	0	40
Other	5,329	5,095
Accrued liabilities	11,737	10,223
Operating Lease, Liability, Current	$ 544	$ 0